FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288
                                   ---------

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  6/30/08
                           -------



Item 1. Schedule of Investments.

Franklin Strategic Mortgage Portfolio

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2008

CONTENTS

Statement of Investments ...........   3
Notes to Statement of Investments ..   9

                   (FRANKLIN TEMPLETON INVESTMENTS (R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

                                                                                     PRINCIPAL AMOUNT(a)       VALUE
                                                                                     -------------------   ------------
       MORTGAGE-BACKED SECURITIES 94.4%
   (b) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.8%
       FHLMC, 4.875%, 4/01/17 ....................................................            54,314       $     54,560
       FHLMC, 5.102%, 5/01/22 ....................................................            64,694             65,228
       FHLMC, 5.375%, 4/01/18 ....................................................            99,114             99,725
       FHLMC, 5.695%, 3/01/19 ....................................................           215,912            220,834
       FHLMC, 5.798%, 5/01/20 ....................................................           224,498            226,066
       FHLMC, 5.97%, 10/01/36 ....................................................         2,751,077          2,815,438
       FHLMC, 5.979%, 10/01/18 ...................................................           184,812            187,300
       FHLMC, 6.056%, 7/01/22 ....................................................         1,238,577          1,251,175
       FHLMC, 6.059%, 4/01/31 ....................................................            68,931             70,202
       FHLMC, 6.174%, 7/01/30 ....................................................           557,951            576,868
       FHLMC, 6.32%, 11/01/16 ....................................................           397,582            401,336
       FHLMC, 6.434%, 1/01/32 ....................................................           126,220            126,660
       FHLMC, 6.496%, 4/01/24 ....................................................           211,913            214,958
       FHLMC, 6.523%, 1/01/31 ....................................................           201,190            203,051
       FHLMC, 6.543%, 1/01/28 ....................................................           339,375            341,823
       FHLMC, 6.736%, 12/01/30 ...................................................           129,228            130,806
       FHLMC, 6.871%, 11/01/25 ...................................................            96,587             97,132
       FHLMC, 6.943%, 11/01/19 ...................................................           176,850            181,735
       FHLMC, 6.984%, 4/01/30 ....................................................         1,520,127          1,565,564
       FHLMC, 7.002%, 7/01/24 ....................................................           170,146            171,703
       FHLMC, 7.219%, 8/01/31 ....................................................            74,175             75,160
                                                                                                           ------------
                                                                                                              9,077,324
                                                                                                           ------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 37.9%
       FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 .............................         3,200,341          3,193,763
       FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 ..............................               991              1,016
       FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 ..............................             2,241              2,326
       FHLMC Gold 15 Year, 7.50%, 4/01/10 ........................................             1,161              1,201
       FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 .............................            13,953             14,325
       FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35 .............................         2,939,876          2,829,426
       FHLMC Gold 30 Year, 5.00%, 7/01/35 ........................................         2,013,107          1,936,082
       FHLMC Gold 30 Year, 5.00%, 7/01/35 ........................................         3,574,808          3,438,029
       FHLMC Gold 30 Year, 5.00%, 7/01/35 ........................................         3,732,701          3,589,881
   (c) FHLMC Gold 30 Year, 5.00%, 7/15/37 ........................................         2,688,000          2,575,859
       FHLMC Gold 30 Year, 5.50%, 9/01/33 ........................................           474,937            470,633
   (c) FHLMC Gold 30 Year, 5.50%, 7/15/37 ........................................        26,860,000         26,461,290
       FHLMC Gold 30 Year, 6.00%, 7/01/28 - 6/01/34 ..............................           602,356            612,012
   (c) FHLMC Gold 30 Year, 6.00%, 7/01/32 ........................................        13,400,000         13,536,090
       FHLMC Gold 30 Year, 6.00%, 8/01/34 ........................................         3,638,834          3,690,503
       FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32 ..............................         1,514,844          1,578,659
   (c) FHLMC Gold 30 Year, 6.50%, 7/01/29 ........................................         4,250,000          4,380,819
       FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 .............................           853,010            919,199
       FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 ..............................           177,567            191,880
       FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 .............................           380,954            409,135
       FHLMC Gold 30 Year, 9.00%, 9/01/30 ........................................           260,453            290,144
       FHLMC Gold 30 Year, 9.25%, 12/01/08 .......................................               480                485
       FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 .............................         1,072,926          1,194,539


                     Quarterly Statement of Investments | 3

Franklin Strategic Mortgage Portfolio

                                                                                     PRINCIPAL AMOUNT(a)       VALUE
                                                                                     -------------------   ------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONTINUED)
       FHLMC PC 30 Year, 8.50%, 2/01/17 - 5/01/17 ................................           938,818        $ 1,013,605
       FHLMC PC 30 Year, 9.00%, 6/01/16 ..........................................             1,685              1,841
       FHLMC PC 30 Year, 9.25%, 8/01/14 ..........................................             4,276              4,632
       FHLMC PC 30 Year, 9.50%, 12/01/09 - 8/01/19 ...............................           134,638            146,818
                                                                                                           ------------
                                                                                                             72,484,192
                                                                                                           ------------
   (b) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 5.8%
       FNMA, 3.599%, 1/01/17 .....................................................           710,403            707,868
       FNMA, 4.53%, 1/01/18 ......................................................         2,170,576          2,182,277
       FNMA, 4.881%, 5/01/30 .....................................................           193,108            198,204
       FNMA, 5.02%, 7/01/27 ......................................................           142,692            145,540
       FNMA, 5.049%, 7/01/31 .....................................................             5,577              5,673
       FNMA, 5.215%, 5/01/31 .....................................................            28,989             29,451
       FNMA, 5.231%, 4/01/33 .....................................................           557,554            566,641
       FNMA, 5.275%, 6/01/31 .....................................................           380,652            383,245
       FNMA, 5.328%, 10/01/19 ....................................................           307,033            310,741
       FNMA, 5.396%, 4/01/27 .....................................................           186,295            188,873
       FNMA, 5.518%, 7/01/17 .....................................................           153,274            153,955
       FNMA, 5.52%, 7/01/26 ......................................................            44,353             43,967
       FNMA, 5.63%, 5/01/21 ......................................................           315,213            319,464
       FNMA, 5.729%, 4/01/18 .....................................................            34,152             34,578
       FNMA, 5.732%, 12/01/22 ....................................................           190,197            191,742
       FNMA, 5.756%, 2/01/32 .....................................................           157,944            159,299
       FNMA, 5.78%, 4/01/31 ......................................................            99,192            100,615
       FNMA, 5.804%, 11/01/31 ....................................................           433,142            439,837
       FNMA, 5.842%, 7/01/14 .....................................................           305,398            308,342
       FNMA, 5.852%, 10/01/32 ....................................................           268,418            268,536
       FNMA, 5.986%, 12/01/24 ....................................................           110,245            112,954
       FNMA, 6.028%, 8/01/27 .....................................................           163,746            165,794
       FNMA, 6.069%, 7/01/19 .....................................................         1,308,240          1,322,409
       FNMA, 6.242%, 7/01/25 .....................................................            84,291             85,848
       FNMA, 6.341%, 6/01/17 .....................................................            98,753             98,835
       FNMA, 6.343%, 8/01/29 .....................................................            57,600             58,041
       FNMA, 6.375%, 10/01/29 ....................................................            25,541             25,968
       FNMA, 6.402%, 12/01/31 ....................................................            74,550             76,012
       FNMA, 6.441%, 7/01/31 .....................................................           939,178            970,085
       FNMA, 6.444%, 4/01/18 .....................................................           191,731            195,716
       FNMA, 6.812%, 4/01/21 .....................................................            34,854             35,047
       FNMA, 6.875%, 9/01/18 .....................................................            51,887             52,361
       FNMA, 6.945%, 5/01/27 .....................................................           115,342            116,570
       FNMA, 6.98%, 10/01/24 .....................................................           340,773            345,449
       FNMA, 7.00%, 11/01/28 .....................................................           135,698            137,619
       FNMA, 7.12%, 9/01/32 ......................................................           441,324            447,785
       FNMA, 7.379%, 8/01/26 .....................................................           145,275            149,068
                                                                                                           ------------
                                                                                                             11,134,409
                                                                                                           ------------


                      4 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

                                                                                     PRINCIPAL AMOUNT(a)       VALUE
                                                                                     -------------------   ------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 43.2%
       FNMA 15 Year, 5.00%, 6/01/18 - 4/01/20 ....................................         4,540,854        $ 4,520,678
       FNMA 15 Year, 5.00%, 7/01/18 ..............................................         3,516,416          3,513,632
       FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 ....................................         3,394,392          3,450,582
       FNMA 15 Year, 6.50%, 9/01/08 - 10/01/16 ...................................           285,060            297,477
       FNMA 15 Year, 7.00%, 11/01/11    . ........................................               692                723
       FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 ....................................            22,967             23,957
       FNMA 15 Year, 9.00%, 2/01/11 - 11/01/11 ...................................           234,746            245,395
   (c) FNMA 30 Year, 5.00%, 4/01/34 - 7/15/37 ....................................         2,867,781          2,755,401
   (c) FNMA 30 Year, 5.50%, 7/01/33 ..............................................         5,600,000          5,520,373
       FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35 ...................................         9,003,844          8,925,027
       FNMA 30 Year, 5.50%, 11/01/34 .............................................        15,372,406         15,215,980
       FNMA 30 Year, 6.00%, 12/01/23 - 8/01/35 ...................................        10,553,873         10,697,719
       FNMA 30 Year, 6.00%, 10/01/34 .............................................         4,816,459          4,878,828
   (c) FNMA 30 Year, 6.00%, 7/15/37 ..............................................        13,100,000         13,216,669
       FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32 ...................................         6,874,416          7,141,500
       FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 ....................................           380,595            410,236
       FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 ....................................            68,936             74,636
       FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 ..................................           916,836          1,006,743
       FNMA 30 Year, 9.00%, 8/01/14 - 9/01/26 ....................................            64,872             70,912
       FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 ...................................           288,211            316,773
       FNMA 30 Year, 10.00%, 8/01/15 - 4/01/21 ...................................           296,090            331,356
       FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 ...................................            23,385             25,967
       FNMA 30 Year, 11.00%, 10/01/15 ............................................            11,569             12,483
       FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 ...................................             3,323              3,727
       FNMA 30 Year, 12.50%, 12/01/13 ............................................               676                776
                                                                                                           ------------
                                                                                                             82,657,550
                                                                                                           -------------
   (b) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.2%
       GNMA, 5.125%, 11/20/25 ....................................................            76,010             76,439
       GNMA, 5.625%, 7/20/27 .....................................................           226,225            228,624
                                                                                                           ------------
                                                                                                                305,063
                                                                                                           ------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.5%
       GNMA I SF 15 Year, 7.00%, 4/15/14 .........................................            31,202             32,671
       GNMA I SF 15 Year, 8.00%, 9/15/15 .........................................            28,831             30,721
       GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ...............................           672,911            699,072
       GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32 ...............................           637,439            678,437
       GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 .............................            92,086             99,161
       GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 ...............................           348,897            380,187
       GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21 ...............................           202,257            221,275
       GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 ...............................           442,901            487,039
       GNMA I SF 30 Year, 9.00%, 9/15/08 - 8/15/28 ...............................            82,540             89,297
       GNMA I SF 30 Year, 9.50%, 10/15/09 - 1/15/10 ..............................            49,146             51,000
       GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 .............................             9,436             10,627
       GNMA I SF 30 Year, 10.50%, 1/15/16 ........................................             1,017              1,148
       GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 ..............................         1,134,874          1,175,374


                     Quarterly Statement of Investments | 5

Franklin Strategic Mortgage Portfolio

                                                                                     PRINCIPAL AMOUNT(a)       VALUE
                                                                                     -------------------   ------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
       GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 .............................           572,224       $    613,288
       GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 ..............................           170,008            184,063
       GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 ..............................            75,954             82,690
       GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 .............................             7,408              8,119
       GNMA II SF 30 Year, 10.50%, 6/20/20 .......................................                27                 31
                                                                                                           ------------
                                                                                                              4,844,200
                                                                                                           ------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $181,652,864) ......................                          180,502,738
                                                                                                           ------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 35.1%
       FINANCE 35.1%
   (b) ACE Securities Corp., 2004-HE4, M9, 5.583%, 12/25/34 ......................           947,011             36,106
   (b) AFC Home Equity Loan Trust, 1997-4, 2A2, 3.123%, 12/22/27 .................           430,264            315,860
(b, d) Ameriquest Mortgage Securities Inc., 2003-12, M2, 4.183%, 1/25/34 .........         1,811,368          1,358,526
   (b) Asset-Backed Funding Certificates, 2005-HE2, A2C, 2.783%, 6/25/35 .........           210,973            210,713
   (b) Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE4, A1,
          2.643%, 5/25/35 ........................................................            91,137             90,819
(b, e) Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 3.439%, 7/25/23
          (Canada) ...............................................................         1,649,911 CAD      1,633,813
       Bear Stearns Commercial Mortgage Securities Inc.,
          2005-PW10, A4, 5.405%, 12/11/40 ........................................         3,000,000          2,914,318
          (b, e)2007-T26, B, 144A, 5.601%, 1/12/45 ...............................         2,650,000          1,823,394
       CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 .....         2,095,604          1,886,034
       Citigroup/Deutsche Bank Commercial Mortgage Trust,
          2006-CD3, A5, 5.617%, 10/15/48 .........................................         7,000,000          6,739,732
          2007-CD4, C, 5.476%, 12/11/49 ..........................................         6,500,000          4,618,737
   (b) Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.18%, 12/25/29 .........            60,454             59,166
       Countrywide Asset-Backed Certificates,
          2004-7, AF4, 4.774%, 8/25/32 ...........................................           889,298            873,148
          (b)2006-11, 1AF1, 2.603%, 9/25/46 ......................................          561,799            548,491
   (b) FHLMC, 2942, TF, 2.821%, 3/15/35 ..........................................         1,462,394          1,437,154
   (b) First Franklin Mortgage Loan Asset-Backed Certificates,
          2004-FF11, 1A2, 2.833%, 1/25/35 ........................................          280,716            239,663
          2006-FF12, A2, 2.523%, 9/25/36 .........................................         1,331,033          1,280,719
       FNMA,
          (b)2007-1, NF, 2.733%, 2/25/37 .........................................         1,069,793          1,053,874
          G93-33, K, 7.00%, 9/25/23 ..............................................        1,933,895          2,062,136
       GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38 ........         1,262,683          1,245,357
       Greenwich Capital Commercial Funding Corp.,
          2004-GG1, A7, 5.317%, 6/10/36 ..........................................         5,000,000          4,920,658
          2007-GG9, C, 5.554%, 3/10/39 ...........................................         3,500,000          2,507,704
   (b) HSI Asset Securitization Corp. Trust, 2006-OPT4, 2A2, 2.593%, 3/25/36 .....         1,174,372          1,166,950
       JPMorgan Chase Commercial Mortgage Securities Corp.,
          (b)2004-CB9, A4, 5.377%, 6/12/41 .......................................        3,779,632          3,739,376
          2004-LN2, A2, 5.115%, 7/15/41 ..........................................           557,685            538,323
       LB-UBS Commercial Mortgage Trust, 2007-C2, C, 5.611%, 2/15/40 .............         6,100,000          4,369,660
   (b) Master Asset-Backed Securities Trust, 2006-AB1, A1, 2.623%, 2/25/36 .......         1,105,962          1,094,490
   (b) Merrill Lynch Mortgage Investors Trust, 2006-RM2, A1B, 2.718%, 5/25/37 ....         4,568,695          4,038,626


                      6 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

                                                                                     PRINCIPAL AMOUNT(a)       VALUE
                                                                                     -------------------   ------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
       SECURITIES 35.1% (CONTINUED)
       FINANCE (CONTINUED)
   (b) Morgan Stanley ABS Capital I Inc. Trust,
          2006-NC3, A2B, 2.603%, 3/25/36 .........................................         2,283,955       $  2,245,405
          2006-NC4, A2A, 2.513%, 6/25/36 .........................................           160,519            160,141
   (b) Morgan Stanley Capital I Trust, 2004-IQ7, A4, 5.431%, 6/15/38 .............         6,000,000          5,912,365
   (b) Novastar Home Equity Loan, 2004-4, M4, 3.583%, 3/25/35 ....................         1,500,000          1,117,837
   (b) Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, 2.593%,
          9/25/37 ................................................................         2,000,000          1,820,241
       Residential Asset Securities Corp.,
          2004-KS1, AI4, 4.213%, 4/25/32 .........................................         1,036,738          1,026,697
          (b)2005-AHL2, A2, 2.743%, 10/25/35 .....................................           234,232            209,721
       Residential Funding Mortgage Securities II,
          2004-HI2, A4, 5.24%, 9/25/18 ...........................................           772,997            753,522
          (b)2006-HI1, A1, 2.593%, 2/25/36 .......................................           134,574            133,820
   (b) Structured Asset Investment Loan Trust, 2004-1, M5, 6.983%, 2/25/34 .......           434,772             59,051
(b, e) Structured Asset Securities Corp., 2005-SC1, 1A1, 144A, 2.753%, 5/25/31 ...           832,920            727,365
   (b) Travelers Mortgage Services Inc., 1998-5A, A, 8.055%, 12/25/18 ............           113,493            104,413
       Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 .................           100,000            100,403
                                                                                                           ------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (COST $77,450,005) ..........................................                           67,174,528
                                                                                                           ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $259,102,869) .......                          247,677,266
                                                                                                           ------------
       SHORT TERM INVESTMENTS 5.8%
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $199,394) 0.1%
(f, g) U.S. Treasury Bill, 8/28/08 ...............................................           200,000            199,449
                                                                                                           ------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND REPURCHASE AGREEMENT
          (COST $259,302,263) ....................................................                          247,876,715
                                                                                                           ------------

                                                                                           SHARES
                                                                                     -------------------
       MONEY MARKET FUND (COST $9,607,549) 5.0%
   (h) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.17% ......         9,607,549          9,607,549
                                                                                                           ------------

                                                                                     PRINCIPAL AMOUNT(a)
                                                                                     -------------------
       REPURCHASE AGREEMENT (COST $1,339,362) 0.7%
   (i) Joint Repurchase Agreement, 2.173%, 7/01/08 (Maturity Value $1,339,443) ...         1,339,362          1,339,362
          ABN AMRO Bank NV, New York Branch (Maturity Value $137,159)
          Banc of America Securities LLC (Maturity Value $137,159)
          Barclays Capital Inc. (Maturity Value $137,159)
          Deutsche Bank Securities Inc. (Maturity Value $137,159)
          Dresdner Kleinwort Securities LLC (Maturity Value $137,159)
          Goldman, Sachs & Co. (Maturity Value $137,159)
          Lehman Brothers Inc. (Maturity Value $140,575)
          Merrill Lynch Government Securities Inc. (Maturity Value $137,159)
          Morgan Stanley & Co. Inc. (Maturity Value $101,596)
          UBS Securities LLC (Maturity Value $137,159)
             Collateralized by U.S. Government Agency Securities, 1.95% -
                6.25%, 7/24/08 - 6/17/13;
                (f)U.S. Government Agency Discount Notes, 10/20/08 - 8/01/12;
                   and U.S. Treasury Notes, 3.50% - 4.75%, 12/31/08 - 5/31/13
                                                                                                           ------------


                 Quarterly Statement of Investments | 7

Franklin Strategic Mortgage Portfolio

                                                                                                               VALUE
                                                                                                           -------------
       TOTAL INVESTMENTS (COST $270,249,174) 135.3% ..............................                         $258,823,626
       OTHER ASSETS, LESS LIABILITIES (35.3)% ....................................                          (67,497,021)
                                                                                                           ------------
       NET ASSETS 100.0% .........................................................                         $191,326,605
                                                                                                           ============

CURRENCY ABBREVIATIONS
CAD - Canadian Dollar

SELECTED PORTFOLIO ABBREVIATIONS
PC  - Participation Certificate
SF  - Single Family

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c)  A portion or all of the security purchased on a to-be-announced basis.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2008, the value of this security was $1,358,526, representing 0.71% of net assets.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2008, the aggregate value of these securities was $4,184,572, representing 2.19% of net assets.

(f)  The security is traded on a discount basis with no stated coupon rate.

(g) Security or a portion of the security has been segregated as collateral for open futures agreements. At June 30, 2008, the value of securities and/or cash pledged amounted to $199,449.

(h) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(i) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2008, all repurchase agreements had been entered into on that date.

                     See Notes to Statement of Investments.


                      8 | Quarterly Statement of Investments

Franklin Strategic Mortgage Portfolio

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost.

Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                     Quarterly Statement of Investments | 9

Franklin Strategic Mortgage Portfolio

3. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $ 270,584,490
                                                -------------
Unrealized appreciation .....................   $     558,497
Unrealized depreciation .....................     (12,319,361)
                                                -------------
Net unrealized appreciation (depreciation) ..   $ (11,760,864)
                                                =============

4. FINANCIAL FUTURES CONTRACTS

At June 30, 2008, the Fund had the following financial futures contracts outstanding:

                             NUMBER OF                    CONTRACT    UNREALIZED
                             CONTRACTS   DELIVERY DATE   FACE VALUE   GAIN (LOSS)
                             ---------   -------------   ----------   -----------
CONTRACTS TO SELL
U.S. Treasury Long Bond ..      85          9/19/08      $8,500,000    $(74,375)

5. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     10 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.
(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2008




                                 Exhibit A



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC MORTGAGE PORTFOLIO;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

8/27/2008


/S/GALEN G. VETTER
Galen G. Vetter
Chief Executive Officer - Finance and Administration





I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC MORTGAGE PORTFOLIO;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

8/27/2008


/S/LAURA F. FERGERSON
Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer